Derivative financial instruments (Tables)	6 Months Ended
Sep. 30, 2021
Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding
The following table summarizes the notional and fair value amounts of derivative instruments outstan
d
ing as of March 31, 2021 and September 30, 2021. The fair values of derivatives are presented on a gross basis, derivative receivables and payables are not offset. In addition, they are not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreements in the consolidated balance sheets, or the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
March 31, 2021	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges

	(in billions of yen)
Interest rate contracts	1,174,835	—	4,639	—	4,476
Foreign exchange contracts	182,809	—	3,328	—	3,246
Equity-related contracts	7,865	—	531	—	384
Credit-related contracts	10,431	—	94	—	113
Other contracts	413	—	33	—	33

Total	1,376,353	—	8,625	—	8,252

		Fair value
		Derivative receivables (2)		Derivative payables (2)
September 30, 2021	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges

	(in billions of yen)
Interest rate contracts	1,061,161	—	3,404	—	3,245
Foreign exchange contracts	192,620	—	2,487	—	2,383
Equity-related contracts	9,782	—	495	—	328
Credit-related contracts	11,478	—	116	—	136
Other contracts	528	—	63	—	65

Total	1,275,569	—	6,565	—	6,157

Notes:
(1)	Notional amount includes the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Summary of Notional and Fair Value Amounts of Credit Derivatives
The following table summarizes the notional and fair value amounts of credit derivatives at March 31, 2021 and September 30, 2021:

	March 31, 2021		September 30, 2021
	Notional amount	Fair value	Notional amount	Fair value

	(in billions of yen)
Credit protection written:
Investment grade	3,687	71	4,150	86
Non-investment grade	872	17	916	22

Total	4,559	88	5,066	108

Credit protection purchased	5,872	(107)	6,412	(128)

Note:
The rating scale is based upon either the external ratings or the internal ratings of the underlying reference credit. The lowest investment grade rating is considered to be BBB
-
, while anything below or unrated is considered to be
non-investment
grade.
Non-investment
grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period
The following table shows the maximum potential amount of future payments for credit protection written by expiration period at March 31, 2021 and September 30, 2021:

	Maximum payout/Notional amount
	March 31, 2021	September 30, 2021

	(in billions of yen)
One year or less	249	230
After one year through five years	4,184	4,662
After five years	126	174

Total	4,559	5,066

Note:
The maximum potential amount of future payments is the aggregate notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the effect of any amounts that the Group may possibly collect on the underlying assets and the related cash flows, nor netted against that of credit
protection purchased.

Not Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the six months ended September 30, 2020 and 2021:

	Gains (losses) recorded in income for six months ended September 30,
	2020	2021

	(in millions of yen)
Interest rate contracts	32,791	20,602
Foreign exchange contracts	26,277	7,407
Equity-related contracts	(31,999)	33,504
Credit-related contracts (Note)	(29,219)	(15,599)
Other contracts	26,692	6,875

Total	24,542	52,789

Note:
Amounts include the net gains (losses) of ¥(1,221) million and ¥(395) million on the credit derivatives economically managing the cr
e
dit risk of loans during the six months ended September 30, 2020 and 2021, respectively.

Quantitative Information about Derivative Instruments with Credit-risk-related Contingent Features
The following table shows the quantitative information about derivative instruments with credit-risk-related contingent features at March 31, 2021 and September 30, 2021:

	March 31, 2021	September 30, 2021

	(in billions of yen)
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	780	587
Collateral provided to counterparties in the normal course of business	584	436
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	196	151

Net Investment Hedging | Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table summarizes gains and losses information related to net investment hedges for the six months ended September 30, 2020 and 2021:

	Gains (losses) recorded in other comprehensive income (“OCI”) for six months ended September 30,
	2020	2021

	(in millions of yen)
Financial instruments hedging foreign exchange risk	1,538	(1,241)

Total	1,538	(1,241)

Note:
No amount related to the net investment hedges was reclassified from Accumulated other comprehensive income to earnings for the six months ended September 30, 2021. Related to the net investment hedges, gains (losses) of ¥(1,312) million was reclassified from Accumulated other comprehensive income to earnings for the six months ended September 30, 2020.